Schedule of Investments
August 31, 2020 (unaudited)
One Rock Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 91.65%

Air Courier Services - 1.18%
Air Transport Services Group, Inc. (2)			2,000	50,840

Air Transportation, Scheduled - 1.56%
Southwest Airlines Co. (2)			1,800	67,644

Communications Equipment, Nec - 2.39%
Lumentum Holdings, Inc. (2)			1,200	103,200

Communications Software - 1.50%
Zoom Video Communications, Inc. (2)			200	65,020

Drawing And Insulating Nonferrous Wire - 1.88%
Corning, Inc.			2,500	81,150

Electronic Components & Accessories - 4.87%
Universal Display Corp.			1,200	210,600

Electronic Computers - 2.39%
Apple, Inc.			800	103,232

Engines & Turbines - 3.00%
Brunswick Corp.			2,100	129,969

Gen Building Contractors - Residential Buildings - 1.38%
Lennar Corp. Class A			800	59,856

Motor Homes - 1.31%
Thor Industries, Inc.			600	56,658

Motor Vehicles & Passenger Car Bodies - 4.61%
Tesla, Inc. (2)			400	199,328

Printing Trades Machinery & Equipment - 1.86%
Kornit Digital Ltd. (2)			1,300	80,509

Radio & Tv Broadcasting & Communications Equipment - 3.30%
QUALCOMM, Inc.			1,200	142,920

Railroad Equipment - 2.20%
The Greenbrier Companies, Inc.			3,500	95,165

Railroads, Line-Haul Operating - 3.07%
Kansas City Southern			200	36,408
Union Pacific Corp.			500	96,220

				132,628

Real Estate Agents & Managers (For Others) - 1.98%
Redfin Corp. (2)			1,800	85,626

Retail-Auto Dealers & Gasoline Stations - 3.36%
Camping World Holdings, Inc.			5,000	145,300

Retail-Catalog & Mail-Order Houses - 5.58%
Amazon.com, Inc. (2)			70	241,567

Semiconductors & Related Devices - 6.03%
Qorvo, Inc. (2)			1,200	153,924
NVIDIA Corp.			200	106,996

				260,920

Services-Business Services, Nec - 8.23%
Alibaba Group Holding Ltd. ADR (2)			400	114,812
Zillow Group, Inc. Class A (2)			2,826	241,001

				355,813

Services-Computer Programming Services - 1.99%
Zscaler, Inc. (2)			600	86,004

Services-Computer Programming, Data Processing, Etc. - 4.69%
Facebook, Inc. Class A (2)			200	58,640
Trade Desk, Inc. Class A (2)			300	144,390

				203,030

Services-Equipment Rental & Leasing, Nec - 4.77%
Textainer Group Holdings Ltd. (2)			7,000	82,180
United Rentals, Inc. (2)			700	123,935

				206,115

Services-Offices & Clinics Of Doctors Of Medicine - 1.99%
Teladoc Health, Inc. (2)			400	86,276

Services-Prepackaged Software - 12.48%
CrowdStrike Holdings, Inc. Class A (2)			1,900	238,887
Microsoft Corp.			800	180,424
Salesforce.com, Inc. (2)			200	54,530
Splunk, Inc. (2)			300	65,799

				539,640

Special Industry Machinery, Nec - 1.56%
Lam Research Corp.			200	67,268

Telephone & Telegraph Apparatus - 2.49%
Ciena Corp. (2)			1,900	107,863

Total Common Stock			(Cost $ 3,241,246)	3,964,141

Money Market Registered Investment Companies - 1.12%

Federated Government Obligations Fund Institutional Shares 0.01% (5)			48,506	48,506

Total Money Market Registered Investment Companies			(Cost $ 48,506)	48,506

Total Investments - 102.41%			(Cost $ 3,289,752)	4,429,712

Other Assets less Liabilities - -2.41%				(104,310)

Total Net Assets - 100.00%				4,325,402

Futures Contracts

				Value and
				Unrealized
	Long (Short)		Notional Value of	Appreciation
	Contracts	Expiration Date	Contracts ($)	(Depreciation)($)
Index Futures
E Mini Nasdaq 100 Futures September Exp.	1	9/18/2020	242,120	249,518
E-Mini S&P 500 Futures September Exp.	1	9/18/2020	174,945	184,013

Total Futures Contracts	2		417,065	433,531

			(Cost $ 400,599)	433,531

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)
Call Options Written
Apple, Inc., September 11, 2020, Call @ $132.50	(8)	9/11/2020	106,000	(2,320)
Zoom Video Communications, Inc., September 4, 2020, Call @ $330.00	(2)	9/4/2020	66,000	(3,280)

Total Options	(10)		172,000	(5,600)

			(Cost $ (5,977))	(5,600)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$4,012,647	$(5,600)
Level 2 - Other Significant Observable Inputs				417,065
Level 3 - Significant Unobservable Inputs			-	-
Total			$4,012,647	$411,465

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at August 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.